Investment Objectives and Goals	Feb. 01, 2026
Alpha Architect U.S. Quantitative Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect U.S. Quantitative Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect U.S. Quantitative Value ETF (the “Fund”) seeks long-term capital appreciation.
Alpha Architect International Quantitative Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect International Quantitative Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect International Quantitative Value ETF (the “Fund”) seeks long-term capital appreciation.
Alpha Architect U.S. Quantitative Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect U.S. Quantitative Momentum ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) seeks long-term capital appreciation.
Alpha Architect International Quantitative Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect International Quantitative Momentum ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect International Quantitative Momentum ETF (the “Fund”) seeks long-term capital appreciation.
Alpha Architect Global Factor Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Global Factor Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Global Factor Equity ETF (the “Fund”) seeks long term capital appreciation.
Alpha Architect High Inflation and Deflation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect High Inflation and Deflation ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect High Inflation and Deflation ETF (the “Fund”) seeks long-term total return.
Alpha Architect Tail Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Tail Risk ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Tail Risk ETF (the “Fund”) seeks to maximize total return through a combination of capital appreciation and current income.
Alpha Architect US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect US Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect US Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Alpha Architect Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Global Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Global Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Alpha Architect 1-3 Year Box ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect 1-3 Year Box ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect 1-3 Year Box ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the 1-3 Year Treasury Bond Market.
Alpha Architect Intermediate-Term Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Intermediate-Term Treasury Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Intermediate-Term Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks U.S. 7-10 Year Treasury Bonds.
Alpha Architect Long-Term Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Long-Term Treasury Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Long-Term Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. 20+ Year Treasury Bond Market.
Alpha Architect Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Aggregate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Aggregate Bond Market.
Alpha Architect Inflation-Protected Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Inflation-Protected Securities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Inflation-Protected Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the Inflation-Protected Treasury Bond Market.
Alpha Architect Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect Real Estate ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Equity Real Estate Investment Trust (REIT) Market.
Alpha Architect 1-3 Month Box ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect 1-3 Month Box ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Alpha Architect 1-3 Month Box ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.